Impairment and Other Charges (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Heliogen, Inc. [Member]
Impairment and Other Charges (Tables) [Line Items]
Schedule of Details of Impairment of Long-Lived Assets Held and Used by Asset

Impairment and other charges consisted of the following:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Property, plant and equipment	$—	$3,354	$—	$3,354
Operating lease right-of-use asset	—	—	861	—
Manufacturing Facility closing costs	—	161	112	161
Severance costs	94	613	276	645
Total impairment and other charges	$94	$4,128	$1,249	$4,160

Impairment and other charges consisted of the following:

	Year Ended December 31,
$ in thousands	2024	2023
Property, plant and equipment	$3,354	$—
Operating lease right-of-use assets	1,352	—
Manufacturing Facility closing costs	300	—
Cloud computing arrangements(1)	—	1,484
Collaboration Warrants(2)	—	5,282
Goodwill	—	1,008
Severance costs	2,018	1,160
Total impairment and other charges	$7,024	$8,934
(1)	Prior to the impairment, cloud computing arrangements were included in other long-term assets on our consolidated balance sheets.
(2)	Prior to the impairment, Collaboration Warrants of $1.6 million was included in prepaid and other current assets and $3.7 million was included in Collaboration Warrants, non-current on our consolidated balance sheets.